Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 17,683	Royalties	UNITED STATES	U.S. Federal Government [Member]	Onshore California [Member]	Oil, Natural Gas, And NGLs [Member]	Exploration And Production Segment [Member]	Well
#: 2
	107	Fees	UNITED STATES	U.S. Federal Government [Member]	Onshore California [Member]	Oil [Member]	Exploration And Production Segment [Member]	Well
#: 3
	$ 120,000	Taxes	UNITED STATES	U.S. Federal Government [Member]			Exploration And Production Segment [Member]